Summary of Significant Accounting Policies - Schedule of Depreciation Related to Property Plant and Equipment (Details)	Sep. 30, 2024
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Electronic Equipment [member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Park Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	4 years
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	10 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years